Inventories - Schedule of Current Inventory and Non-Current Inventory (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Inventory and Non-Current Inventory [Abstract]
Finished goods	$ 2,596,456	$ 2,332,207
Work-in-process	128,451	92,439
Billets	2,601,270	1,929,808
Raw materials and supplies	4,574,146	4,661,167
Materials, spare parts and rollers	1,261,415	1,186,889
Materials in-transit	2,632	1,300
Current Inventories, net	11,164,370	10,203,810
Coke	1,414,703	1,249,353
Spare parts	70,486	73,268
Rollers	203,701	197,308
Finished goods	353,095	353,095
Long-term inventories, gross	2,041,985	1,873,024
Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
Non-current inventories, net	$ 1,688,890	$ 1,519,929